GENERAL AND ADMINISTRATION (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
GENERAL AND ADMINISTRATION.
Personnel costs	$ 10,883,651	$ 4,780,812
External services	5,126,121	3,232,244
Share-based payments (Note 16)	5,865,971	1,293,037
Travel and entertainment	1,514,239	396,534
IT and technology	1,857,999	655,950
Office and general	680,030	155,452
Listing expense	6,348,746
Total general and administrative expense	$ 32,276,757	$ 10,514,029